Schedule of Changes in Fair Value Warrant Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value at beginning of period			$ 2,843	$ 12,854	$ 12,854
Issuance of new derivative liabilities				9,274	13,217	12,261
Exercise of warrants					(6,840)	(12,208)
Change in fair value of warrant liability	$ (375)	$ (5,371)	(1,403)	(14,082)	(19,017)	12,801
Warrant inducement expense					2,629
Fair value at end of period	$ 1,440	$ 8,046	$ 1,440	$ 8,046	$ 2,843	$ 12,854